UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	January 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)

Communication Services (10.8%):
Alphabet, Inc., Class C(a)	8,817	$9,842
Comcast Corp., Class A	155,841	5,700
Facebook, Inc., Class A(a)	16,850	2,809
Netflix, Inc.(a)	4,505	1,529
Nexstar Broadcasting Group, Inc., Class A	55,115	4,600
The Walt Disney Co.	26,176	2,920
T-Mobile US, Inc.(a)	64,318	4,478
Verizon Communications, Inc.	41,072	2,261
		34,139
Consumer Discretionary (12.1%):
Amazon.com, Inc.(a)	5,149	8,850
Asbury Automotive Group, Inc.(a)	46,656	3,296
AutoZone, Inc.(a)	3,822	3,239
Burlington Stores, Inc.(a)	23,177	3,980
Dollar General Corp.	38,034	4,390
O’Reilly Automotive, Inc.(a)	9,030	3,112
Penske Automotive Group, Inc.	65,389	3,065
Ross Stores, Inc.	25,283	2,329
The Home Depot, Inc.	32,416	5,950
		38,211
Consumer Staples (2.6%):
PepsiCo, Inc.	30,372	3,422
Wal-Mart Stores, Inc.	50,133	4,804
		8,226
Energy (5.4%):
Chevron Corp.	46,784	5,364
Exxon Mobil Corp.	37,927	2,779
Occidental Petroleum Corp.	23,150	1,546
Phillips 66	46,518	4,438
Valero Energy Corp.	35,275	3,098
		17,225
Financials (17.3%):
Ally Financial, Inc.	172,054	4,484
Athene Holding Ltd., Class A(a)	65,136	2,794
Bank of America Corp.	133,776	3,809
Berkshire Hathaway, Inc., Class B(a)	34,628	7,117
Cathay General Bancorp	107,002	3,972
Discover Financial Services	46,613	3,146
E*TRADE Financial Corp.	87,845	4,099
Essent Group Ltd.(a)	109,080	4,336
JPMorgan Chase & Co.	33,197	3,436
Regions Financial Corp.	164,179	2,491
ServisFirst Bancshares, Inc.(b)	50,079	1,690
SVB Financial Group(a)	17,909	4,180
Synovus Financial Corp.	121,265	4,294
TD Ameritrade Holding Corp.	87,450	4,893
		54,741
Health Care (13.3%):
AbbVie, Inc.	51,854	4,163
Anthem, Inc.	5,323	1,613
Biogen, Inc.(a)	16,744	5,589
Bristol-Myers Squibb Co.	38,269	1,889
Celgene Corp.(a)	26,733	2,365
Cigna Corp.	13,543	2,706
HCA Holdings, Inc.	32,535	4,536
Innoviva, Inc.(a)(b)	149,258	2,552
Johnson & Johnson	19,315	2,571
Medtronic PLC	15,760	1,393
Merck & Co., Inc.	27,218	2,026
Pfizer, Inc.	35,250	1,496
UnitedHealth Group, Inc.	15,994	4,322

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Universal Health Services, Inc., Class B	36,692	$4,863
		42,084
Industrials (15.2%):
Air Lease Corp.	117,475	4,457
Allison Transmission Holdings, Inc.	102,317	4,979
Comfort Systems USA, Inc.	78,187	3,751
Herman Miller, Inc.	41,054	1,405
J.B. Hunt Transport Services, Inc.	28,831	3,086
Marten Transport Ltd.	69,379	1,342
Norfolk Southern Corp.	26,643	4,469
PACCAR, Inc.	46,133	3,023
SkyWest, Inc.	50,122	2,554
The Boeing Co.	18,717	7,218
Union Pacific Corp.	39,476	6,280
United Rentals, Inc.(a)	29,230	3,661
United Technologies Corp.	16,722	1,974
		48,199
Information Technology (19.3%):
Apple, Inc.	46,196	7,689
Broadcom, Inc.	20,837	5,589
CDW Corp. of Delaware	38,411	3,198
Cisco Systems, Inc.	145,615	6,886
Euronet Worldwide, Inc.(a)	29,268	3,366
Intel Corp.	87,351	4,116
KEMET Corp.(b)	128,225	2,272
Mastercard, Inc., Class A	10,953	2,313
Microsoft Corp.	113,204	11,821
ON Semiconductor Corp.(a)	182,037	3,648
PayPal Holdings, Inc.(a)	18,546	1,646
Visa, Inc., Class A	16,124	2,177
Vishay Intertechnology, Inc.	86,489	1,687
Zebra Technologies Corp., Class A(a)	26,356	4,577
		60,985
Materials (0.7%):
Packaging Corp. of America	23,309	2,199
Total Common Stocks (Cost $273,529)		306,009

Exchange-Traded Funds (14.0%)
SPDR S&P 500 ETF Trust	163,457	44,122
Total Exchange-Traded Funds (Cost $42,259)		44,122

Collateral for Securities Loaned^ (0.7%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.54%(c)	438,218	438
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.31%(c)	561,499	561
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.48%(c)	14,665	15
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.60%(c)	182,592	183
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	401,801	402
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.59%(c)	474,740	475
Total Collateral for Securities Loaned (Cost $2,074)		2,074
Total Investments (Cost $317,862) — 111.4%		352,205
Liabilities in excess of other assets — (11.4)%		(36,062)
NET ASSETS - 100.00%		$316,143

^	Purchased with cash collateral from securities on loan.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on January 31, 2019.

ETF—Exchange-Traded Fund

PLC—Public Liability Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	January 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Biotechnology (3.5%):
Alexion Pharmaceuticals, Inc.(a)	5,427	$667

Communication Services (13.1%):
Alphabet, Inc., Class C(a)	900	1,005
Facebook, Inc., Class A(a)	6,263	1,044
Netflix, Inc.(a)	1,385	470
		2,519
Financials (5.7%):
CME Group, Inc.	1,794	327
First Republic Bank	4,163	402
The Charles Schwab Corp.	8,021	375
		1,104
Health Care Equipment & Supplies (8.3%):
ABIOMED, Inc.(a)	1,522	534
Align Technology, Inc.(a)	1,913	476
Edwards Lifesciences Corp.(a)	3,403	581
		1,591
Health Care Providers & Services (5.8%):
UnitedHealth Group, Inc.	4,140	1,119

Health Care Technology (2.1%):
Veeva Systems, Inc., Class A(a)	3,725	406

Industrials (3.7%):
Union Pacific Corp.	2,098	334
XPO Logistics, Inc.(a)	6,283	382
		716
Information Technology (23.2%):
Keysight Technologies, Inc.(a)	8,170	605
Nvidia Corp.	2,639	379
PayPal Holdings, Inc.(a)	6,815	605
PTC, Inc.(a)	5,264	446
Salesforce.com, Inc.(a)	4,564	694
ServiceNow, Inc.(a)	3,070	675
Visa, Inc., Class A	7,879	1,064
		4,468
Internet & Direct Marketing Retail (18.1%):
Alibaba Group Holding Ltd., ADR(a)	5,171	871
Amazon.com, Inc.(a)	891	1,531
Booking Holdings, Inc.(a)	362	663
GrubHub, Inc.(a)(b)	5,001	402
		3,467
Life Sciences Tools & Services (2.3%):
Illumina, Inc.(a)	1,593	446

Pharmaceuticals (4.8%):
Canopy Growth Corp.(a)(b)	3,928	192
Zoetis, Inc.	8,549	737
		929
Specialty Retail (6.3%):
Burlington Stores, Inc.(a)	3,404	585
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	2,138	624
		1,209
Textiles, Apparel & Luxury Goods (2.3%):
Lululemon Athletica, Inc.(a)	3,010	445
Total Common Stocks (Cost $11,227)		19,086

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.54%(c)	65,708	$66
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.31%(c)	84,466	84
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.48%(c)	2,206	2
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.60%(c)	27,562	28
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	60,514	61
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.59%(c)	71,401	71
Total Collateral for Securities Loaned (Cost $312)		312
Total Investments (Cost $11,539) — 100.8%		19,398
Liabilities in excess of other assets — (0.8)%		(148)
NET ASSETS - 100.00%		$19,250

^	Purchased with cash collateral from securities on loan.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on January 31, 2019.

ADR—American Depositary Receipt

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	January 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)

Communication Services (10.6%):
Alphabet, Inc., Class C(a)	1,614	$1,801
Comcast Corp., Class A	31,709	1,160
Facebook, Inc., Class A(a)	3,223	537
Netflix, Inc.(a)	839	285
Nexstar Broadcasting Group, Inc., Class A	10,100	843
The Walt Disney Co.	5,019	560
T-Mobile US, Inc.(a)	11,784	820
Verizon Communications, Inc.	7,857	433
		6,439
Consumer Discretionary (12.0%):
Amazon.com, Inc.(a)	1,026	1,763
Asbury Automotive Group, Inc.(a)	8,822	623
AutoZone, Inc.(a)	731	619
Burlington Stores, Inc.(a)	4,237	728
Dollar General Corp.	6,973	805
O’Reilly Automotive, Inc.(a)	1,708	589
Penske Automotive Group, Inc.	12,152	570
Ross Stores, Inc.	4,636	427
The Home Depot, Inc.	6,277	1,152
		7,276
Consumer Staples (2.6%):
PepsiCo, Inc.	5,568	627
Wal-Mart Stores, Inc.	9,590	919
		1,546
Energy (5.4%):
Chevron Corp.	9,042	1,037
Exxon Mobil Corp.	6,941	509
Occidental Petroleum Corp.	4,480	299
Phillips 66	8,798	839
Valero Energy Corp.	6,441	566
		3,250
Financials (16.9%):
Ally Financial, Inc.	31,731	827
Athene Holding Ltd., Class A(a)	12,588	540
Bank of America Corp.	25,323	721
Berkshire Hathaway, Inc., Class B(a)	6,388	1,313
Cathay General Bancorp	19,851	737
Discover Financial Services	8,886	600
E*TRADE Financial Corp.	16,945	791
Essent Group Ltd.(a)	19,450	773
JPMorgan Chase & Co.	6,428	665
Regions Financial Corp.	30,700	466
ServisFirst Bancshares, Inc.(b)	9,153	309
SVB Financial Group(a)	3,281	766
Synovus Financial Corp.	23,187	821
TD Ameritrade Holding Corp.	16,206	906
		10,235
Health Care (13.2%):
AbbVie, Inc.	8,992	722
Anthem, Inc.	1,018	308
Biogen, Inc.(a)	3,179	1,061
Bristol-Myers Squibb Co.	7,071	349
Celgene Corp.(a)	5,116	453
Cigna Corp.	2,607	521
HCA Holdings, Inc.	6,238	870
Innoviva, Inc.(a)	27,684	473
Johnson & Johnson	4,251	566
Medtronic PLC	3,022	267
Merck & Co., Inc.	5,237	390
Pfizer, Inc.	6,825	290
UnitedHealth Group, Inc.	3,078	832

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Universal Health Services, Inc., Class B	6,816	$903
		8,005
Industrials (15.1%):
Air Lease Corp.	22,703	862
Allison Transmission Holdings, Inc.	20,142	980
Comfort Systems USA, Inc.	15,140	726
Herman Miller, Inc.	7,877	270
J.B. Hunt Transport Services, Inc.	5,328	570
Marten Transport Ltd.	12,806	248
Norfolk Southern Corp.	4,914	824
PACCAR, Inc.	8,526	559
SkyWest, Inc.	9,191	468
The Boeing Co.	3,624	1,398
Union Pacific Corp.	7,287	1,159
United Rentals, Inc.(a)	5,408	677
United Technologies Corp.	3,238	382
		9,123
Information Technology (19.1%):
Apple, Inc.	8,804	1,465
Broadcom, Inc.	4,010	1,076
CDW Corp. of Delaware	7,425	618
Cisco Systems, Inc.	27,537	1,302
Euronet Worldwide, Inc.(a)(b)	5,668	651
Intel Corp.	16,849	794
KEMET Corp.	23,438	415
Mastercard, Inc., Class A	2,026	428
Microsoft Corp.	21,646	2,261
ON Semiconductor Corp.(a)	34,361	689
PayPal Holdings, Inc.(a)	3,442	306
Visa, Inc., Class A	2,984	403
Vishay Intertechnology, Inc.	15,927	311
Zebra Technologies Corp., Class A(a)	4,840	840
		11,559
Materials (0.7%):
Packaging Corp. of America	4,486	423
Total Common Stocks (Cost $53,070)		57,856

Exchange-Traded Funds (4.3%)
SPDR S&P 500 ETF Trust	9,535	2,574
Total Exchange-Traded Funds (Cost $2,456)		2,574

Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.54%(c)	82,292	82
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.31%(c)	105,464	105
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.48%(c)	2,554	3
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.60%(c)	34,589	35
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	75,432	75
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.59%(c)	89,150	89
Total Collateral for Securities Loaned (Cost $389)		389
Total Investments (Cost $55,915) — 100.5%		60,819
Liabilities in excess of other assets — (0.5)%		(320)
NET ASSETS - 100.00%		$60,499

^	Purchased with cash collateral from securities on loan.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on January 31, 2019.

ETF—Exchange-Traded Fund

PLC—Public Liability Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	January 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (17.7%)
VictoryShares International Volatility Wtd ETF	54,840	$2,018
VictoryShares US Multi-Factor Minimum Volatility ETF	72,060	2,039
VictoryShares US Small Cap Volatility Wtd ETF	23,086	1,022
Total Affiliated Exchange-Traded Funds (Cost $4,528)		5,079

Affiliated Mutual Funds (82.2%)
Victory INCORE Total Return Bond Fund, Class R6	375,653	3,452
Victory Integrity Discovery Fund, Class Y	28,343	999
Victory Market Neutral Income Fund, Class I	642,794	6,171
Victory RS Global Fund, Class Y	686,045	8,445
Victory Sophus Emerging Markets Small Cap Fund, Class Y	338,959	2,186
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	200,492	2,298
Total Affiliated Mutual Funds (Cost $25,377)		23,551
Total Investments (Cost $29,905) — 99.9%		28,630
Other assets in excess of liabilities — 0.1%		24
NET ASSETS - 100.00%		$28,654

ETF—Exchange-Traded Fund

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	January 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (89.6%)

Multi-family (1.3%):

Collateralized Mortgage Obligations (1.0%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$467	$470
Series 2012-33, Class AB, 7.00%, 3/16/46	4,670	5,062
Series 2012-67, Class AF, 7.00%, 4/16/44	392	396
		5,928
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	38	38
7.50%, 8/15/21	26	25
7.92%, 7/1/23	296	297
8.00%, 1/15/31 - 11/15/33	1,206	1,208
7.75%, 9/15/33	427	427
		1,995
Single Family (88.3%):

Collateralized Mortgage Obligations (3.0%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	180	180
Series 1997-8, Class PN, 7.50%, 5/16/27	36	36
Series 1999-4, Class ZB, 6.00%, 2/20/29	306	305
Series 2001-10, Class PE, 6.50%, 3/16/31	231	231
Series 2001-21, Class PE, 6.50%, 5/16/31	177	194
Series 2002-22, Class GF, 6.50%, 3/20/32	40	40
Series 2002-33, Class ZJ, 6.50%, 5/20/32	110	122
Series 2002-45, Class QE, 6.50%, 6/20/32	73	73
Series 2002-47, Class PG, 6.50%, 7/16/32	28	28
Series 2002-47, Class ZA, 6.50%, 7/20/32	199	200
Series 2005-74, Class HB, 7.50%, 9/16/35	19	21
Series 2005-74, Class HC, 7.50%, 9/16/35	86	96
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,296	1,468
Series 2012-106, Class JM, 7.31%, 10/20/34 (a)	1,008	1,132
Series 2012-30, Class WB, 7.08%, 11/20/39 (a)	4,347	4,812
Series 2013-190, Class KT, 8.11%, 9/20/30 (a)	1,146	1,232
Series 2013-51, Class BL, 6.09%, 4/20/34 (a)	2,859	3,131
Series 2013-64, Class KY, 6.92%, 12/20/38 (a)	1,756	1,987
Series 2013-70, Class KP, 7.07%, 2/20/39 (a)	1,512	1,697
Series 2014-69, Class W, 7.24%, 11/20/34 (a)	215	241
Series 2014-74, Class PT, 7.75%, 5/16/44 (a)	386	433
Series 2015-55, Class PT, 7.90%, 6/20/39 (a)	1,099	1,204
		18,863
Pass-throughs (85.3%):
Government National Mortgage Assoc.
7.75%, 11/15/20	155	157
10.50%, 12/15/20	3	3
6.00%, 1/15/22 - 4/15/40	32,816	36,177
7.95%, 9/15/22	26	27
7.13%, 3/15/23 - 7/15/25	1,182	1,234
5.50%, 7/15/23	33	36
6.50%, 8/20/23 - 7/15/39	166,808	187,922
7.00%, 12/15/23 - 1/15/39 (b)	122,135	139,106
7.00%, 7/15/35	355	404
7.00%, 2/15/49 (b)(c)(d)	2,195	2,505
8.00%, 11/20/24 - 4/15/38	50,848	59,070
8.00%, 2/15/49 (b)(c)(d)	1,249	1,411
10.00%, 4/15/25 - 2/15/26	415	428
9.50%, 7/15/25	1	1
7.50%, 3/15/26 - 2/15/38	81,068	92,139
6.13%, 6/20/28 - 9/20/29	521	534
6.28%, 10/20/28 - 12/20/29	965	1,017
6.10%, 5/20/29 - 7/20/31	937	987
7.30%, 4/20/30 - 2/20/31	456	473
9.00%, 5/15/30	3,242	3,699

See notes to schedules of portfolio investments.

Security Description	Shares or Principal Amount	Value
6.49%, 5/20/31 - 3/20/32	$1,244	$1,327
8.50%, 6/15/31 - 7/15/32	7,493	8,531
		537,188
Total Government National Mortgage Association (Cost $578,948)		563,974

U.S. Treasury Obligations (11.0%)
U.S. Treasury Bills, 2.38%, 5/30/19 (e)	14,144	14,033
U.S. Treasury Bonds, 8.50%, 2/15/20 (f)	52,143	55,294
Total U.S. Treasury Obligations (Cost $69,428)		69,327
Total Investments (Cost $648,376) — 100.6%		633,301
Liabilities in excess of other assets — (0.6)%		(3,439)
NET ASSETS - 100.00%		$629,862

(a)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2019.

(b)	Security purchased on a when-issued basis.
(c)	The Fund’s Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.
(d)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.62% of the Fund’s net assets as of January 31, 2019. These securities are classified as Level 2 within the fair value hierarchy. (See Note 2)

(e)	Rate represents the effective yield at January 31, 2019.
(f)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	January 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Convertible Corporate Bonds (69.8%)

Consumer Discretionary (5.0%):
Booking Holdings, Inc., 0.90%, 9/15/21	$780	$882
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20	4,885	6,936
		7,818
Financials (13.3%):
Ares Capital Corp., 3.75%, 2/1/22 (a)	4,917	4,937
BlackRock Capital Investment Corp., 5.00%, 6/15/22	2,462	2,425
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)	4,715	4,443
MGIC Investment Corp., 9.00%, 4/1/63 (a)	2,232	2,849
Prospect Capital Corp.
4.75%, 4/15/20	1,494	1,500
4.95%, 7/15/22, Callable 4/15/22 @ 100	3,983	3,901
Starwood Property Trust, Inc., 4.38%, 4/1/23, Callable 1/1/23 @ 100 (b)	800	798
		20,853
Health Care (14.9%):
ALZA Corp., 7/28/20, Callable 2/25/19 @ 95.79 (c)	1,970	3,628
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 2.29%(LIBOR03M-50bps), 9/15/23, Callable 3/11/19 @ 100 (b)(d)	1,858	2,329
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 2/25/19 @ 95.56 (c)(e)	716	3,021
Illumina, Inc., Convertible Subordinated Notes
0.00%, 6/15/19 (f)	1,905	2,174
0.50%, 6/15/21	2,980	3,771
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,994	8,355
		23,278
Industrials (4.5%):
Dycom Industries, Inc., 0.75%, 9/15/21	1,855	1,783
Macquarie Infrastructure
2.88%, 7/15/19	120	120
2.00%, 10/1/23	5,181	4,531
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	573	571
		7,005
Information Technology (26.8%):
Akamai Technologies, Inc., 0.13%, 5/1/25 (a)(e)	815	776
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19	4,444	6,311
Euronet Worldwide, Inc., 1.50%, 10/1/44, Callable 10/5/20 @ 100	1,775	2,825
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	3,436	7,881
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 3/11/19 @ 83.04 (b)	629	824
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	1,530	7,911
On Semiconductor Corp., 1.00%, 12/1/20	1,050	1,290
Palo Alto Networks, Inc., 0.75%, 7/1/23 (a)	1,365	1,422
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19	3,325	8,012
ServiceNow, Inc., 6/1/22	300	501
Western Digital Corp., 1.50%, 2/1/24 (a)	4,965	4,262
		42,015
Real Estate (5.3%):
Spirit Realty Capital, Inc., 3.75%, 5/15/21	3,480	3,409
VEREIT, Inc., 3.75%, 12/15/20	4,970	4,912
		8,321
Total Convertible Corporate Bonds (Cost $97,770)		109,290

Convertible Preferred Stocks (24.1%)

Financials (9.9%):
AMG Capital Trust II, 5.15%	67,499	3,316
Bank of America Corp., Series L, 7.25%	2,390	3,091
New York Community Capital Trust V, 6.00%	52,654	2,469

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Wells Fargo & Co., Series L, 7.50%	5,179	$6,641
		15,517
Health Care (0.8%):
Becton, Dickinson and Co., Series A, 6.13%	20,150	1,239

Industrials (3.0%):
Stanley Black & Decker, Inc., 5.38%	48,485	4,644

Real Estate (2.5%):
Welltower, Inc., Series I, 6.50%	56,645	3,881

Utilities (7.9%):
CenterPoint Energy, Inc., 4.47%	30,000	1,316
Dominion Resources, Inc., Series A, 6.75%	94,100	4,522
DTE Energy Co., 6.50%	40,903	2,228
NextEra Energy, Inc., 6.12%	72,575	4,304
		12,370
Total Convertible Preferred Stocks (Cost $37,781)		37,651

Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.54%(g)	185,492	185
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.31%(g)	238,037	238
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.48%(g)	6,221	6
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.60%(g)	77,556	78
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(g)	170,596	171
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.59%(g)	201,885	202
Total Collateral for Securities Loaned (Cost $880)		880
Total Investments (Cost $136,431) — 94.5%		147,821
Other assets in excess of liabilities — 5.5%		8,657
NET ASSETS - 100.00%		$156,478

^	Purchased with cash collateral from securities on loan.

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of January 31, 2019, the fair value of these securities was $18,690 (thousands) and amounted to 12.0% of net assets.

(b)	Continuously callable with 30 days notice.
(c)	Continuously callable with 15 days notice.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2019.
(e)	All or a portion of this security is on loan.
(f)	Non-income producing security.
(g)	Rate disclosed is the daily yield on January 31, 2019.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of January 31, 2019, based on the last reset date of the security

LLC—Limited Liability Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	January 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)

Communication Services (3.8%):
CBS Corp., Class B	2,600,600	$128,626
Cinemark Holdings, Inc.	3,992,300	163,365
The Interpublic Group of Co., Inc.	4,636,800	105,487
		397,478
Consumer Discretionary (9.1%):
AutoNation, Inc.(a)(b)	3,240,177	125,557
BorgWarner, Inc.(b)	3,906,400	159,772
Carter’s, Inc.	2,035,975	168,782
Darden Restaurants, Inc.(b)	1,294,975	135,882
Hasbro, Inc.(b)	2,392,375	216,653
Yum! Brands, Inc.	1,483,775	139,445
		946,091
Consumer Staples (8.9%):
Archer-Daniels-Midland Co.	4,878,625	219,051
Hormel Foods Corp.(b)	3,106,575	131,470
Ingredion, Inc.	1,586,750	157,088
Kimberly-Clark Corp.	1,191,975	132,762
Sysco Corp.	2,092,225	133,589
The Kroger Co.	5,317,875	150,655
		924,615
Energy (4.7%):
Cimarex Energy Co.(b)	2,398,575	180,708
Devon Energy Corp.	5,280,100	140,715
Parsley Energy, Inc., Class A(a)	5,060,125	94,017
PDC Energy, Inc.(a)	2,347,250	76,450
		491,890
Financials (20.0%):
Aflac, Inc.	3,692,800	176,147
Alleghany Corp.	369,812	233,557
American Financial Group, Inc.	1,372,025	130,877
Arthur J. Gallagher & Co.(b)	1,829,550	136,686
E*TRADE Financial Corp.	3,464,500	161,654
FNF Group	4,469,750	161,626
Markel Corp.(a)	143,525	151,205
Prosperity Bancshares, Inc.(b)	2,357,100	167,684
SunTrust Banks, Inc.	4,042,925	240,230
The Allstate Corp.	1,856,900	163,166
The Travelers Co., Inc.	1,455,200	182,686
W.R. Berkley Corp.	2,358,850	181,372
		2,086,890
Health Care (4.3%):
AmerisourceBergen Corp.	1,968,575	164,120
Quest Diagnostics, Inc.	2,033,175	177,598
STERIS PLC(b)	902,650	102,956
		444,674
Industrials (13.3%):
AGCO Corp.	2,746,968	176,355
Hubbell, Inc.	821,400	89,804
Ingersoll-Rand PLC	1,066,075	106,650
Landstar System, Inc.	1,447,750	147,062
Owens Corning, Inc.	2,286,050	119,766
Parker-Hannifin Corp.	1,151,250	189,738
Quanta Services, Inc.	4,963,900	175,424
Republic Services, Inc., Class A	1,650,400	126,602
Textron, Inc.	3,549,850	188,959
Xylem, Inc.	1,000,400	71,289
		1,391,649

See notes to schedules of portfolio investments.

Security Description	Shares	Value
Information Technology (15.6%):
Black Knight, Inc.(a)	2,770,246	$136,268
Coherent, Inc.(a)(b)	807,425	95,438
DXC Technology Co.	2,060,293	132,106
Fidelity National Information Services, Inc.	1,683,200	175,946
Flextronics International Ltd.(a)	12,903,825	124,135
Hewlett Packard Enterprises Co.	7,870,819	122,706
Keysight Technologies, Inc.(a)	1,842,200	136,359
Leidos Holdings, Inc.(b)	2,298,400	133,307
MAXIMUS, Inc.	2,244,950	157,439
Motorola Solutions, Inc.	1,323,550	154,736
Nuance Communications, Inc.(a)(b)	10,651,800	169,044
Synopsys, Inc.(a)	965,800	90,157
		1,627,641
Materials (6.5%):
AptarGroup, Inc.(b)	1,056,500	104,720
Eastman Chemical Co.	2,583,275	208,264
Packaging Corp. of America	1,122,225	105,849
Reliance Steel & Aluminum Co.	3,184,046	260,709
		679,542
Real Estate (7.5%):
Healthcare Trust of America, Inc., Class A	6,712,700	190,775
Highwoods Properties, Inc.	1,567,375	69,466
Lamar Advertising Co., Class A	2,492,900	185,596
National Retail Properties, Inc.	4,084,700	215,305
Public Storage	595,550	126,566
		787,708
Utilities (3.9%):
Alliant Energy Corp.	2,724,100	121,141
DTE Energy Co.	1,200,800	141,394
Xcel Energy, Inc.	2,768,900	144,981
		407,516
Total Common Stocks (Cost $8,313,608)		10,185,694

Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index ETF	1,896,800	159,616
Total Exchange-Traded Funds (Cost $133,210)		159,616

Collateral for Securities Loaned^ (1.7%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.54%(c)	38,471,222	38,471
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.31%(c)	49,304,276	49,304
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.48%(c)	1,287,448	1,287
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.60%(c)	16,029,809	16,030
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(c)	35,264,598	35,265
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.59%(c)	41,677,504	41,678
Total Collateral for Securities Loaned (Cost $182,035)		182,035
Total Investments (Cost $8,628,853) — 100.8%		10,527,345
Liabilities in excess of other assets — (0.8)%		(85,702)
NET ASSETS - 100.00%		$10,441,643

^	Purchased with cash collateral from securities on loan.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on January 31, 2019.

ETF—Exchange-Traded Fund

PLC—Public Liability Company

See notes to schedules of portfolio investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	January 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)

Banks (11.2%):
Associated Banc-Corp.	2,656,934	$57,523
Bank of Hawaii Corp.(a)	878,225	67,913
Columbia Banking System, Inc.	1,319,825	48,504
Eagle Bancorp, Inc.(a)(b)	1,118,050	61,359
Independent Bank Corp.	611,521	48,787
Lakeland Financial Corp.	793,450	35,729
Pinnacle Financial Partners, Inc.(a)	1,242,575	66,813
South State Corp.(a)	996,250	66,101
Sterling BanCorp	2,413,550	46,437
UMB Financial Corp.(a)	1,064,325	68,499
		567,665
Capital Markets (0.6%):
Virtus Investment Partners, Inc.(a)	337,650	30,378

Communication Services (1.4%):
The E.W. Scripps Co., Class A(a)(c)	3,794,125	71,254

Consumer Discretionary (10.1%):
Asbury Automotive Group, Inc.(b)	592,475	41,858
Choice Hotels International, Inc.(a)	948,075	75,050
Churchill Downs, Inc.	197,700	18,184
Core-Mark Holding Co., Inc.	1,748,150	48,738
Culp, Inc.(c)	850,845	16,251
Dunkin’ Brands Group, Inc.(a)	642,950	43,971
Helen of Troy Ltd.(a)(b)	334,800	38,850
Oxford Industries, Inc.	290,050	22,212
Penske Automotive Group, Inc.	1,520,700	71,291
Steven Madden Ltd.	1,302,312	42,520
Unifi, Inc.(b)(c)	1,302,900	27,869
Wolverine World Wide, Inc.	1,963,643	67,374
		514,168
Consumer Staples (6.9%):
Casey’s General Stores, Inc.(a)	347,700	44,742
Flowers Foods, Inc.(a)	2,200,100	43,254
Performance Food Group Co.(b)	2,374,482	81,113
Sanderson Farms, Inc.(a)	849,775	104,607
The Andersons, Inc.(c)	2,161,482	75,760
		349,476
Energy (2.4%):
Helix Energy Solutions Group, Inc.(b)	5,856,495	40,000
SRC Energy, Inc.(b)	7,710,850	37,937
Unit Corp.(b)(c)	2,750,700	43,901
		121,838
Health Care (3.4%):
AngioDynamics, Inc.(b)	1,824,475	38,496
Avanos Medical, Inc., Class I(a)(b)	1,434,475	65,341
Hanger, Inc.(b)	1,932,600	40,546
NuVasive, Inc.(a)(b)	581,475	29,155
		173,538
Industrials (20.7%):
ABM Industries, Inc.(a)	1,410,150	48,213
Aerojet Rocketdyne Holdings, Inc.(a)(b)	965,675	38,115
Alamo Group, Inc.(c)	649,350	55,929
Applied Industrial Technologies, Inc.	584,150	34,471
Carlisle Cos., Inc.	642,109	69,174
Crane Co.	769,875	63,716
EMCOR Group, Inc.	1,084,325	70,731
Encore Wire Corp.	982,863	52,976
Forward Air Corp.	691,175	40,454

See notes to schedules of portfolio investments.

Security Description	Shares	Value
FTI Consulting, Inc.(b)	497,025	$33,957
Granite Construction, Inc.(a)	962,115	41,583
Marten Transport Ltd.	1,658,000	32,082
Milacron Holdings Corp.(b)	2,581,550	35,780
Mueller Industries, Inc.	1,329,525	34,448
MYR Group, Inc.(b)(c)	1,293,188	39,403
TriMas Corp.(b)	1,792,275	51,958
UniFirst Corp.	439,000	60,771
Universal Forest Products, Inc.	1,886,875	58,153
Viad Corp.	922,425	48,612
Watts Water Technologies, Inc., Class A(a)	822,325	61,567
Werner Enterprises, Inc.	1,133,325	37,309
Woodward, Inc.	459,200	41,718
		1,051,120
Information Technology (9.9%):
ADTRAN, Inc.(a)(c)	2,591,600	37,786
Anixter International, Inc.(b)	1,115,675	67,733
Electronics For Imaging, Inc.(a)(b)	1,432,300	37,827
Littelfuse, Inc.	177,275	31,151
LogMeIn, Inc.	622,025	57,861
ManTech International Corp., Class A	952,075	53,668
MAXIMUS, Inc.	1,022,275	71,692
Mesa Laboratories, Inc.(a)	86,714	19,643
MicroStrategy, Inc., Class A(b)	348,200	44,183
Nice Ltd., ADR(a)(b)	371,450	40,841
Sykes Enterprises, Inc.(b)	1,464,900	40,387
		502,772
Insurance (13.7%):
American Financial Group, Inc.	354,553	33,821
AMERISAFE, Inc.	862,475	51,240
Axis Capital Holdings Ltd.(a)	1,183,550	63,379
Brown & Brown, Inc.	1,525,199	41,424
FBL Financial Group, Inc., Class A	572,785	40,221
First American Financial Corp.	1,435,075	71,869
Hanover Insurance Group, Inc.	583,050	66,491
Horace Mann Educators Corp.	1,774,150	73,894
Kinsale Capital Group, Inc.	197,427	11,451
ProAssurance Corp.	1,559,375	66,523
RenaissanceRe Holdings Ltd.(a)	489,200	67,524
State Auto Financial Corp.	1,146,294	38,974
White Mountains Insurance Group Ltd.	68,800	61,478
		688,289
Materials (9.4%):
Cabot Corp.	916,533	42,976
Kaiser Aluminum Corp.	551,300	55,334
Minerals Technologies, Inc.	956,900	56,046
Orion Engineered Carbons SA(a)	2,442,825	67,397
PolyOne Corp.	1,100,550	35,625
Sensient Technologies Corp.(a)	774,625	48,631
Sonoco Products Co.	991,725	57,104
Valvoline, Inc.(a)	2,815,475	62,250
Worthington Industries, Inc.	1,298,164	48,980
		474,343
Real Estate (4.4%):
American Assets Trust, Inc.	1,010,550	43,393
Healthcare Realty Trust, Inc.	2,205,375	71,211
LTC Properties, Inc.(a)	975,100	46,259
Washington Real Estate Investment Trust(a)	2,534,150	64,241
		225,104
Utilities (3.0%):
ALLETE, Inc.	593,800	45,687
MGE Energy, Inc.	528,500	33,988

See notes to schedules of portfolio investments.

Security Description	Shares	Value
NorthWestern Corp.	602,150	$38,483
ONE Gas, Inc.	430,300	35,349
		153,507
Total Common Stocks (Cost $3,706,405)		4,923,452

Exchange-Traded Funds (1.4%)
iShares Russell 2000 Value Index Fund ETF(a)	612,100	73,005
Total Exchange-Traded Funds (Cost $71,592)		73,005

Collateral for Securities Loaned^ (6.0%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.54%(d)	63,989,440	63,989
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.31%(d)	82,008,130	82,008
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.48%(d)	2,141,621	2,142
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.60%(d)	26,662,288	26,662
JPMorgan Prime Money Market Fund, Capital Class, 2.52%(d)	58,655,542	58,656
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.59%(d)	69,322,470	69,322
Total Collateral for Securities Loaned (Cost $302,779)		302,779
Total Investments (Cost $4,080,776) — 104.5%		5,299,236
Liabilities in excess of other assets — (4.5)%		(229,773)
NET ASSETS - 100.00%		$5,069,463

^	Purchased with cash collateral from securities on loan.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliated security (reference Item 5 in the accompanying Notes).
(d)	Rate disclosed is the daily yield on January 31, 2019.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of portfolio investments.

1. Organization:

The Victory Portfolios (the “Trust”) currently offers shares of 42 funds. The accompanying Schedules of Portfolio Investments are those of the following eight funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory Diversified Stock Fund (“Diversified Stock Fund”)	Class A, C, I, R, R6 and Y	Seeks to provide long-term growth of capital
Victory NewBridge Large Cap Growth Fund (“NewBridge Large Cap Growth Fund”)	Class A, C, I, R and Y	Seeks to provide long-term capital appreciation
Victory Special Value Fund (“Special Value Fund”)	Class A, C, I, R and Y	Seeks to provide long-term growth of capital and dividend income
Victory Strategic Allocation Fund (“Strategic Allocation Fund”)	Class A, C, I and R	Seeks to provide income and long-term growth of capital
Victory Sycamore Established Value Fund (“Sycamore Established Value Fund”)	Class A, C, I, R, R6 and Y	Seeks to provide long-term capital growth by investing primarily in common stocks
Victory Sycamore Small Company Opportunity Fund (“Sycamore Small Company Opportunity Fund”)	Class A, I, R, R6 and Y	Seeks to provide capital appreciation
Victory INCORE Fund for Income (“INCORE Fund for Income”)	Class A, C, I, R, R6 and Y	Seeks to provide a high level of current income consistent with preservation of shareholders’ capital
Victory INCORE Investment Grade Convertible Fund (“INCORE Investment Grade Convertible Fund”)	Class A and I	Seeks to provide a high level of current income together with long-term capital appreciation

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments.

The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.  The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of January 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Diversified Stock Fund
Common Stocks	$306,009	$—	$306,009
Exchange-Traded Funds	44,122	—	44,122
Collateral for Securities Loaned	2,074	—	2,074
Total	352,205	—	352,205

NewBridge Large Cap Growth Fund
Common Stocks	19,086	—	19,086
Collateral for Securities Loaned	312	—	312
Total	19,398	—	19,398

Special Value Fund
Common Stocks	57,856	—	57,856
Exchange-Traded Funds	2,574	—	2,574
Collateral for Securities Loaned	389	—	389
Total	60,819	—	60,819

Strategic Allocation Fund
Affiliated Exchange-Traded Funds	5,079	—	5,079
Affiliated Mutual Funds	23,551	—	23,551
Total	28,630	—	28,630

Sycamore Established Value Fund
Common Stocks	10,185,694	—	10,185,694
Exchange-Traded Funds	159,616	—	159,616
Collateral for Securities Loaned	182,035	—	182,035
Total	10,527,345	—	10,527,345

Sycamore Small Company Opportunity Fund
Common Stocks	4,923,452	—	4,923,452
Exchange-Traded Funds	73,005	—	73,005
Collateral for Securities Loaned	302,779	—	302,779
Total	5,299,236	—	5,299,236

INCORE Fund for Income
Government National Mortgage Association	—	563,974	563,974
U.S. Treasury Obligations	—	69,327	69,327
Total	—	633,301	633,301

INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	—	109,290	109,290
Convertible Preferred Stocks	37,651	—	37,651
Collateral for Securities Loaned	880	—	880
Total	38,531	109,290	147,821

For the period ended January 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis: The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities.

Real Estate Investment Trusts (“REITS”):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (in thousands) is a summary of the Funds’ securities lending transactions which are subject to offset under the MSLA as of  January 31, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets	Value of	Value of Non-cash Collateral Received by Maturity
Fund	(Value of Securities on Loan)	Cash Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
Diversified Stock Fund	$1,976	$2,074	$—	$—	$—	$98
NewBridge Large Cap Growth Fund	310	312	—	—	—	2
Special Value Fund	379	389	—	—	—	10
Sycamore Established Value Fund	179,953	182,035	—	—	—	2,082
Sycamore Small Company Opportunity Fund	298,575	302,779	—	—	—	4,204
INCORE Investment Grade Convertible Fund	865	880	—	—	—	15

3. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ Adviser, Victory Capital Management Inc., to be of comparable quality.

The INCORE Fund for Income and INCORE Convertible Bond Fund are subject to credit and interest rate risk with respect to fixed income securities.  Credit risk refers to the ability of an issuer to make timely payments of interest and principal.  Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities.  A debt issuers’ credit quality may be downgraded or an issuer may default.  Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule introduced Form N-PORT as a new regulatory reporting form for investment companies. The Funds’ compliance date for Form N-PORT was June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending April 30, 2019. Effective with the period ended June 30, 2018, the Funds were required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file each fiscal quarter monthly reports on Form N-PORT with the SEC beginning with the fiscal quarter ending April 30, 2019.  The Funds’ adoption of the amendment has no effect on the Fund’s net assets or results of operations.

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management does not believe that adoption of ASU 2017-08 will materially impact the Funds’ Schedules of Portfolio Investments.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the Schedules of Portfolio Investments prepared as of January 31, 2019.

5. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares or a fund managed by VCM.  Transactions in affiliated securities during the period ended January 31, 2019 were as follows:

	Fair Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 1/31/2019	Dividend Income
Strategic Allocation Fund
VictoryShares International Volatility Wtd ETF	$2,279	$—	$(293)	$(43)	$75	$2,018	$9
VictoryShares US Multi-Factor Minimum Volatility ETF	2,501	—	(394)	17	(85)	2,039	16
VictoryShares US Small Cap Volatility Wtd ETF	1,137	—	(92)	(12)	(11)	1,022	5
Victory INCORE Total Return Bond Fund, Class R6	4,230	30	(883)	(74)	149	3,452	30
Victory Integrity Discovery Fund, Class Y	1,118	124	(189)	76	(130)	999	15
Victory Market Neutral Income Fund, Class I	7,695	55	(1,504)	(16)	(59)	6,171	55
Victory RS Global Fund, Class Y	9,643	405	(1,613)	175	(165)	8,445	191
Victory Sophus Emerging Markets Small Cap Fund, Class Y	2,156	504	(472)	186	(188)	2,186	206
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	2,255	190	(324)	89	88	2,298	36
Total	$33,014	$1,308	$(5,764)	$398	$(326)	$28,630	$563

	Fair Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 1/31/2019	Dividend Income
Sycamore Small Company Opportunity Fund
ADTRAN, Inc.	$34,831	$—	$—	$—	$2,955	$37,786	$—
Alamo Group, Inc.	54,805	825	—	—	299	55,929	78
The Andersons, Inc.	73,439	3,994	—	—	(1,673)	75,760	367
Culp, Inc.	31,137	—	(9,560)	(5,878)	552	16,251	119
MYR Group, Inc.	41,816	1,211	—	—	(3,624)	39,403	—
The E.W. Scripps Co., Class A	67,480	—	(3,810)	(213)	7,797	71,254	190
Unifi, Inc.	29,823	—	—	—	(1,954)	27,869	—
Unit Corp.	63,624	—	—	—	(19,723)	43,901	—
Total	$396,955	$6,030	$(13,370)	$(6,091)	$(15,371)	$368,153	$754

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 22, 2019

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 22, 2019